Investment Strategy - Moerus Worldwide Value Fund	Mar. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Adviser pursues the Fund’s investment objective by investing primarily in foreign (including frontier and emerging markets) and domestic common stocks that it believes are undervalued. Under normal market conditions, the Fund invests in securities from at least three different countries and invests at least 80% of its total assets (excluding cash and cash equivalents) in securities of issuers organized or having their principal place of business outside the U.S. or doing a substantial amount (more than 50%) of business outside the U.S. In determining if a common stock is a U.S. or non-U.S. security, the Adviser may consider its country of risk, which is determined by various factors including the issuer’s country of domicile, the primary stock exchange on which it trades, and its reporting currency. For avoidance of doubt, common stocks designated as American Depositary Receipts (ADRs) are considered non-U.S. securities. Under normal market conditions, the Fund’s portfolio consists of the common stock of 15 to 50 issuers, including ADRs, allowing the Adviser to focus the Fund’s assets on the opportunities that, in the Adviser’s opinion, have the highest potential for capital appreciation. Emerging markets are economies in nations that are progressing toward becoming more advanced, usually by means of rapid growth and industrialization. Frontier markets are those markets which are not as developed as emerging markets.

The Adviser implements the Fund’s investment program by applying its opportunistic, bottom-up value analysis and preference for focus on well-capitalized companies that are facing near-term challenges. The Adviser uses a fundamental approach to purchase securities that are trading at substantial discounts to the Adviser’s estimates of their intrinsic values. The Adviser builds the Fund’s portfolio from the bottom up, based on its assessment of value, focusing on businesses it believes have solid balance sheets, high quality business models and shareholder-friendly management teams.

The Fund’s portfolio is primarily comprised of companies with sufficient capital to service their debt, and can survive market downturns and other financial events. The Adviser believes that these companies have an enhanced ability to survive difficult periods and thrive over the long term, providing the Fund with the opportunity to achieve higher long-term returns.

The Adviser has significant flexibility in terms of where and how it can invest – including by geography, industry, sector or currency. Because of this flexibility, while the Fund does not concentrate its investments in any one specific industry, the Fund’s portfolio may have significant exposure to a small number of sectors or industries from time to time. The Fund tends to invest in deep value, lesser-known securities of any capitalization, including small to mid-cap, and those less-followed or covered by traditional investment research. The Adviser will sell a security to invest in other securities that it believes are more undervalued, or if it believes that the security is materially overvalued. In addition, the Adviser may allocate a portion of the Fund’s assets to cash and cash equivalents to allow it to service redemptions and react quickly to fluctuations in the market and benefit from extreme and short-term market disruptions, which may provide opportunities to purchase securities that, in the Adviser’s opinion, are attractively valued, from sellers eager to exit the market.